Condensed Statements of Change in Stockholders’ Equity (Deficit) and Redeemable Common Stock (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Common Stock Subject to Possible Redemption	Total
Balance at Mar. 17, 2021
Balance (in Shares) at Mar. 17, 2021
Issuance of common stock to founders for cash	$ 144	24,856			25,000
Issuance of common stock to founders for cash (in Shares)	1,437,500
Sale of 5,733,920 Units, net of underwriting discounts and offering costs				$ 50,589,849
Sale of 5,733,920 Units, net of underwriting discounts and offering costs (in Shares)				5,733,920
Sale of 294,598 Private Units	$ 29	2,945,951			2,945,980
Sale of 294,598 Private Units (in Shares)	294,598
Private warrant liability		(176,759)			(176,759)
Public warrant allocation		3,201,884			3,201,884
Accretion of common stock to redemption value		(1,733,440)		1,733,440	(1,733,440)
Forfeiture of founder’s shares
Forfeiture of founder’s shares (in Shares)	(4,020)
Net loss			(1,127,612)		(1,127,612)
Balance at Dec. 31, 2021	$ 173	4,262,491	(1,127,612)	$ 52,323,289	3,135,052
Balance (in Shares) at Dec. 31, 2021	1,728,078			5,733,920
Accretion of common stock to redemption value		(1,094,157)	(5,344)	$ 1,099,501	(1,099,501)
Net loss			(1,322,607)		(1,322,607)
Balance at Mar. 31, 2022	$ 173	3,168,334	(2,455,563)	$ 53,422,790	712,944
Balance (in Shares) at Mar. 31, 2022	1,728,078			5,733,920
Balance at Dec. 31, 2021	$ 173	4,262,491	(1,127,612)	$ 52,323,289	3,135,052
Balance (in Shares) at Dec. 31, 2021	1,728,078			5,733,920
Net loss					(1,709,339)
Balance at Jun. 30, 2022	$ 173	2,049,589	(2,918,924)	$ 54,618,164	(869,162)
Balance (in Shares) at Jun. 30, 2022	1,728,078			5,733,920
Balance at Dec. 31, 2021	$ 173	4,262,491	(1,127,612)	$ 52,323,289	3,135,052
Balance (in Shares) at Dec. 31, 2021	1,728,078			5,733,920
Accretion of common stock to redemption value		(4,262,491)	(2,207,898)	$ 6,470,389	(6,470,389)
Net loss			(2,500,184)		(2,500,184)
Redemption of common stock				$ (45,952,279)
Redemption of common stock (in Shares)				(4,481,548)
Balance at Dec. 31, 2022	$ 173		(5,835,694)	$ 12,841,399	(5,835,521)
Balance (in Shares) at Dec. 31, 2022	1,728,078			1,252,372
Balance at Mar. 31, 2022	$ 173	3,168,334	(2,455,563)	$ 53,422,790	712,944
Balance (in Shares) at Mar. 31, 2022	1,728,078			5,733,920
Accretion of common stock to redemption value		(1,118,745)	(76,629)	$ 1,195,374	(1,195,374)
Net loss			(386,732)		(386,732)
Balance at Jun. 30, 2022	$ 173	2,049,589	(2,918,924)	$ 54,618,164	(869,162)
Balance (in Shares) at Jun. 30, 2022	1,728,078			5,733,920
Balance at Dec. 31, 2022	$ 173		(5,835,694)	$ 12,841,399	(5,835,521)
Balance (in Shares) at Dec. 31, 2022	1,728,078			1,252,372
Accretion of common stock to redemption value			(307,596)	$ 307,596	(307,596)
Net loss			(468,684)		(468,684)
Balance at Mar. 31, 2023	$ 173		(6,611,974)	$ 13,148,995	(6,611,801)
Balance (in Shares) at Mar. 31, 2023	1,728,078			1,252,372
Balance at Dec. 31, 2022	$ 173		(5,835,694)	$ 12,841,399	(5,835,521)
Balance (in Shares) at Dec. 31, 2022	1,728,078			1,252,372
Net loss					(843,539)
Balance at Jun. 30, 2023	$ 173		(7,288,405)	$ 13,450,571	(7,288,232)
Balance (in Shares) at Jun. 30, 2023	1,728,078			1,252,372
Balance at Mar. 31, 2023	$ 173		(6,611,974)	$ 13,148,995	(6,611,801)
Balance (in Shares) at Mar. 31, 2023	1,728,078			1,252,372
Accretion of common stock to redemption value			(301,576)	$ 301,576	(301,576)
Net loss			(374,855)		(374,855)
Balance at Jun. 30, 2023	$ 173		$ (7,288,405)	$ 13,450,571	$ (7,288,232)
Balance (in Shares) at Jun. 30, 2023	1,728,078			1,252,372